Summary of significant accounting policies - Others (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥) segment	Dec. 31, 2024 USD ($) segment	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Long-term investments
Impairment loss of long-term investment	¥ 0		¥ 0	¥ 14,751
Goodwill
Impairment loss on goodwill	0		0	10,236
Revenue recognition
Revenue recognized included in the receipts in advances from customers	9,900		12,700
Total revenues	1,006,071	$ 137,831	1,069,413	989,675
Sales and marketing expenses
Advertising expenditures	¥ 1,218		1,035	2,643
Segment reporting
Number of reportable segments | segment	1	1
Number of operating segments | segment	1	1
Statutory reserves
Appropriation to the general reserve fund (as a percent)	10.00%	10.00%
Required general reserve fund to avoid net profit allocation to general reserve (as a percent)	50.00%	50.00%
Portion of after-tax profit to be allocated to statutory surplus fund under PRC law (as a percent)	10.00%	10.00%
Required statutory surplus fund/registered capital ratio to avoid net profit allocation to statutory surplus fund (as a percent)	50.00%	50.00%
Profit appropriation to statutory surplus fund	¥ 0		0	0
Appropriation of profits to other reserves funds	0		0	0
Recommendation services
Revenue recognition
Total revenues	698,056	$ 95,633	744,427	731,742
Recommendation service of loan
Revenue recognition
Total revenues	564,000		343,800	258,100
Recommendation service of credit card
Revenue recognition
Total revenues	¥ 134,000		¥ 400,600	¥ 473,700